Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Current Assets	$ 797,719	$ 751,656
Non-current Assets	4,056,934	3,738,312
Current Liabilities	455,469	452,502
Non-current Liabilities	1,978,774	1,804,592
Net assets	4,854,653	4,489,968
Book value of controlling interests	140,656	125,752
Revenues	657,599	625,706	$ 611,728
Comprehensive loss for the year	420,977	261,911	(62,937)
Cash of Operating activities	151,288	348,184	192,723
Net cash generated from operating activities	151,288	348,184	192,723
Cash of investing activities	(283,593)	(109,871)	155,004
Net cash (used in) / generated from investing activities	(283,593)	(109,871)	155,004
Cash of financial activities	12,570	47,430	(355,516)
Net cash generated from / (used in) financing activities	12,570	47,430	(355,516)
Net Increase / (decrease) in cash and cash equivalents	(119,735)	285,743	$ (7,789)
Panamerican Mall S.A [Member]
Statement [Line Items]
Current Assets	44,484	55,892
Non-current Assets	573,225	507,314
Current Liabilities	12,866	12,283
Non-current Liabilities	139,375	110,743
Net assets	$ 465,468	$ 440,180
Direct interest of non-controlling interest	20.00%	20.00%
Book value of non-controlling interests	$ 93,094	$ 88,036
Direct interest of controlling interest	80.00%	80.00%
Book value of controlling interests	$ 372,374	$ 352,144
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Statement [Line Items]
Revenues	76,431	69,415
Comprehensive loss for the year	79,318	(38,252)
Cash of Operating activities	33,430	39,746
Net cash generated from operating activities	33,430	39,746
Cash of investing activities	(20,260)	(27,600)
Net cash (used in) / generated from investing activities	(20,260)	(27,600)
Cash of financial activities	(11,131)	(11,677)
Net cash generated from / (used in) financing activities	(11,131)	(11,677)
Net Increase / (decrease) in cash and cash equivalents	2,039	469
Dividends distribution to non-controlling shareholders	$ (10,806)	$ (5,154)